Revenue from Contracts with Customers - Summary of Trade and Other Receivables, Contract and Contract Liabilities (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue from contracts with customers [line items]
Trade and other receivables		¥ 42,680	¥ 37,644
Contract assets	[1]	241	339
Contract liabilities		25,752	24,637
Unsatisfied performance obligations [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	[2]	13,172	12,927
Virtual credits [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	[3]	¥ 12,580	¥ 11,710

[1]	Contract assets mainly consist of transactions related to the advertising contracts in which the revenues from these transactions are recognized over time by measuring the progress towards completion of satisfaction of the performance obligation.
[2]	Unsatisfied performance obligations will be fulfilled mainly within a year. Therefore, the transaction price allocated to unsatisfied contract is not disclosed, based on the practical expedient as permitted under IFRS 15.
[3]	The timing of transfer of goods or services related to virtual credits is determined at the customer’s discretion.